Performance Management	Feb. 27, 2026
Madison Conservative Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets.
Performance Additional Market Index [Text]	The Conservative Allocation Fund Custom Index consists of 65% Bloomberg U.S. Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-USA Index.
Bar Chart Does Not Reflect Sales Loads [Text]	(Returns do not reflect sales charges and would be lower if they did.)
Bar Chart [Heading]	Calendar Year Total Returns for Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	7.42%
Lowest:	2Q 2022	-7.84%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	2.99%	0.63%	3.51%
Return After Taxes on Distributions	1.88%	-0.48%	2.24%
Return After Taxes on Distributions and Sale of Fund Shares	1.76%	0.09%	2.34%

ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.16%	-0.48%	1.99%
Conservative Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	12.24%	3.84%	5.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Conservative Allocation Fund | Conservative Allocation Fund Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	7.42%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(7.84%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Madison Moderate Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets.
Performance Additional Market Index [Text]	The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg U.S. Aggregate Bond Index and 18% MSCI ACWI ex-USA Index.
Bar Chart Does Not Reflect Sales Loads [Text]	(Returns do not reflect sales charges and would be lower if they did.)
Bar Chart [Heading]	Calendar Year Total Returns for Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	9.82% %
Lowest:	2Q 2022	-10.33% %

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	4.79%	2.45%	5.23%
Return After Taxes on Distributions	2.33%	0.98%	3.66%
Return After Taxes on Distributions and Sale of Fund Shares	2.84%	1.36%	3.67%

S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%
Moderate Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.82%	6.85%	8.47%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Moderate Allocation Fund | Moderate Allocation Fund Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	9.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(10.33%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Madison Aggressive Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad market index, as well as a custom index that reflects the Fund’s asset allocation targets.
Performance Additional Market Index [Text]	The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-USA Index and 20% Bloomberg U.S. Aggregate Bond Index.
Bar Chart Does Not Reflect Sales Loads [Text]	(Returns do not reflect sales charges and would be lower if they did.)
Bar Chart [Heading]	Calendar Year Total Returns for Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	12.11%
Lowest:	1Q 2020	-13.53%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	6.04%	3.75%	6.45%
Return After Taxes on Distributions	3.54%	2.21%	4.82%
Return After Taxes on Distributions and Sale of Fund Shares	3.59%	2.38%	4.68%

S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%
Aggressive Allocation Fund Custom Index (reflects no deduction for sales charges, account fees, expenses or taxes)	18.71%	9.25%	10.55%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Aggressive Allocation Fund | Aggressive Allocation Fund Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	12.11%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(13.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Madison Diversified Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance, as well as a custom index that reflects a hypothetical investment allocation of 50% bonds and 50% stock. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance data presented below for all periods prior to July 31, 2023, represents the performance of the previous portfolio management team of Madison who used different principal investment strategies to achieve the Fund's investment objective. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance, as well as a custom index that reflects a hypothetical investment allocation of 50% bonds and 50% stock.
Performance Additional Market Index [Text]	The Diversified Income Custom Benchmark consists of 50% Bloomberg US Intermediate Aggregate Bond Index; 30% Dow Jones US Dividend 100 Index; 20% CBOE S&P 500 BuyWrite Index as of 12/31/2025.
Bar Chart Does Not Reflect Sales Loads [Text]	(Returns do not reflect sales charges and would be lower if they did.)
Bar Chart [Heading]	Calendar Year Total Returns for Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2022	10.12%
Lowest:	1Q 2020	-13.59%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	0.53%	2.78%	5.96%
Return After Taxes on Distributions	-1.47%	0.19%	3.92%
Return After Taxes on Distributions and Sale of Fund Shares	0.28%	1.59%	4.30%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%
ICE BofA U.S. Corporate, Government & Mortgage Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.16%	-0.48%	1.99%
Diversified Income Custom Benchmark	7.00%	5.02%	6.15%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Diversified Income Fund | Diversified Income Fund Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	10.12%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(13.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Madison Tax-Free National Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns for Class Y Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2023	5.78%
Lowest:	1Q 2022	-5.06%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years
Class Y Shares – Return Before Taxes	3.91%	0.36%	1.61%
Return After Taxes on Distributions	3.91%	0.28%	1.53%
Return After Taxes on Distributions and Sale of Fund Shares	3.37%	0.73%	1.72%
ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deductions for sales charges, account fees, expenses or taxes)	4.65%	1.15%	2.33%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Tax-Free National Fund | Tax-Free National Fund Class Y
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	5.78%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.06%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Madison High Quality Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Madison waived 0.10% of the Fund's annual management fee from August 7, 2020 through February 27, 2022. Investment returns reflect this fee waiver, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns for Class Y Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2023	3.97%
Lowest:	1Q 2022	-3.84%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception 2/28/2022
Class Y Shares – Return Before Taxes	6.21%	0.80%	1.58%	N/A
Return After Taxes on Distributions	4.77%	-0.10%	0.82%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	3.66%	0.23%	0.89%	N/A
Class I Shares – Return Before Taxes	6.36%	N/A	N/A	2.26%
Bloomberg U.S. Intermediate Government Credit A+ Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	6.75%	0.81%	2.01%	1.99%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class Y shares and will vary for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison High Quality Bond Fund | High Quality Bond Fund Class Y
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	3.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(3.84%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Madison Core Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	(Returns do not reflect sales charges and would be lower if they did.)
Bar Chart [Heading]	Calendar Year Total Returns for Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2023	6.93%
Lowest:	1Q 2022	-5.66%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception 2/26/2021	Since Inception 2/28/2022
Class A Shares – Return Before Taxes	2.15%	-1.37%	1.52%	N/A	N/A
Return After Taxes on Distributions	0.74%	-2.40%	0.45%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	1.25%	-1.46%	0.72%	N/A	N/A
Class Y Shares – Return Before Taxes	7.27%	-0.13%	2.28%	N/A	N/A
Class I Shares – Return Before Taxes	7.42%	N/A	N/A	0.37%	N/A
Class R6 Shares – Return Before Taxes	7.50%	N/A	N/A	N/A	1.21%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for sales charges, account fees, expenses or taxes)	7.30%	-0.36%	2.01%	0.79%	0.79%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares and will vary for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Core Bond Fund | Core Bond Fund Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	6.93%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(5.66%)
Lowest Quarterly Return, Date	Mar. 31, 2021
Madison Covered Call & Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance, as well as the CBOE S&P 500 BuyWrite Index (BXMSM) which is provided because of the Fund’s option writing strategy. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance, as well as the CBOE S&P 500 BuyWrite Index (BXMSM) which is provided because of the Fund’s option writing strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	(Returns do not reflect sales charges and would be lower if they did.)
Bar Chart [Heading]	Calendar Year Total Returns for Class A Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	19.31%
Lowest:	1Q 2020	-20.22%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception 2/28/2022
Class A Shares – Return Before Taxes	0.31%	7.07%	7.07%	N/A
Return After Taxes on Distributions	-3.21%	3.99%	4.02%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	0.13%	4.21%	4.16%	N/A

Class Y Shares – Return before Taxes	6.67%	8.64%	7.98%	N/A
Class I Shares – Return before Taxes	6.68%	N/A	N/A	6.60%
Class R6 Shares – Return before Taxes	6.76%	8.78%	8.12%	N/A
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%	14.08%
CBOE S&P 500 BuyWrite® IndexSM (BXM) (reflects no deduction for sales charges, account fees, expenses or taxes)	8.91%	9.33%	7.31%	7.91%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class A shares and will vary for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Covered Call & Equity Income Fund | Covered Call & Equity Income Fund Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	19.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(20.22%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Madison Dividend Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to two broad measures of market performance, as well as with returns of an index of funds with similar investment objectives. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Madison waived 0.10% of the Fund's annual management fee and 0.05% of the Fund's annual services fee for Class Y shares from June 29, 2012 through May 31, 2020. Investment returns reflect these fee waivers, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to two broad measures of market performance, as well as with returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Calendar Year Total Returns for Class Y Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2022	13.86%
Lowest:	1Q 2020	-20.41%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception 5/29/2020	Since Inception 8/31/2020	Since Inception 2/28/2022
Class Y Shares – Return Before Taxes	8.17%	6.57%	9.41%	N/A	N/A	N/A
Return After Taxes on Distributions	3.29%	3.69%	7.27%	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	4.85%	4.58%	7.19%	N/A	N/A	N/A
Class A Shares – Return Before Tax	1.71%	5.06%	N/A	7.71%	N/A	N/A
Class I Shares – Return Before Tax	8.29%	6.68%	N/A	N/A	8.03%	N/A
Class R6 Shares – Return Before Tax	8.37%	N/A	N/A	N/A	N/A	4.32%
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%	17.36%	15.09%	14.08%
Russell 1000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.91%	11.33%	10.53%	14.07%	13.22%	9.48%
Lipper Equity Income Funds Index (reflects no deduction for sales charges, account fees, expenses or taxes)	15.20%	11.22%	10.83%	13.47%	12.49%	9.50%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class Y shares and will vary for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Dividend Income Fund | Dividend Income Fund Class Y
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	13.86%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(20.41%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Madison Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Madison waived between 0.11% to 0.15% of the Fund's management fee and/or services fee annually for Class Y shares from February 6, 2009 through February 28, 2016; 0.15% for Class A shares from September 23, 2013 to February 28, 2016; and 0.10% for Class R6 shares from September 23, 2013 until May 1, 2014. Investment returns reflect these fee waivers, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns for Class Y Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	17.51%
Lowest:	1Q 2020	-20.53%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception 8/31/2020
Class Y Shares – Return Before Taxes	3.31%	10.07%	12.79%	N/A
Return After Taxes on Distributions	0.47%	8.06%	10.69%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	1.98%	7.51%	10.00%	N/A
Class A Shares – Return Before Taxes	-2.87%	8.49%	11.84%	N/A
Class I Shares – Return Before Taxes	3.40%	10.17%	N/A	11.49%
Class R6 Shares – Return before Taxes	3.51%	10.26%	12.98%	N/A
S&P 500® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	17.88%	14.42%	14.82%	15.09%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class Y shares and will vary for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Large Cap Fund | Large Cap Fund Class Y
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	17.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(20.53%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Madison Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Total Returns for Class Y Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	2Q 2020	16.31%
Lowest:	1Q 2020	-23.68%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception 8/31/2020
Class Y Shares – Return Before Taxes	1.62%	9.12%	11.14%	N/A
Return After Taxes on Distributions	0.29%	8.17%	10.08%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	0.97%	7.03%	8.92%	N/A
Class A Shares – Return Before Taxes	-4.62%	7.37%	10.01%	N/A
Class I Shares – Return before Taxes	1.66%	9.23%	N/A	11.14%
Class R6 Shares – Return before Taxes	1.75%	9.32%	11.36%	N/A
Russell Midcap® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	10.60%	8.67%	11.01%	11.44%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class Y shares and will vary for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Mid Cap Fund | Mid Cap Fund Class Y
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	16.31%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(23.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Madison Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to different broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Performance results prior to August 30, 2019 for the Class Y shares are based on the performance of the Broadview Opportunity Fund (the "Predecessor Fund"), which was reorganized into the Class Y shares of the Fund on August 30, 2019. Performance for Class A shares was deemed to be new effective August 31, 2019 as a result of the reorganization. Madison waived 0.04% of the Fund's annual services fee from August 31, 2019 through December 31, 2020. Investment returns reflect this fee waiver, without which returns would have been lower. Updated performance information current to the most recent month end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s investment results have varied from year to year. The table shows the Fund’s average annual total returns for various periods compared to different broad measures of market performance.
Bar Chart [Heading]	Calendar Year Total Returns for Class Y Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]

Highest/Lowest quarter end results during this period were:

Highest:	4Q 2020	27.61%
Lowest:	1Q 2020	-28.96%

Performance Table Heading	Average Annual Total Returns For Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception 8/31/2019	Since Inception 2/26/2021	Since Inception 2/28/2022
Class Y Shares – Return Before Taxes	-7.12%	3.68%	7.59%	N/A	N/A	N/A
Return After Taxes on Distributions	-10.53%	0.98%	4.15%	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	-4.18%	2.41%	4.81%	N/A	N/A	N/A
Class A Shares – Return Before Taxes	-12.64%	2.23%	N/A	6.86%	N/A	N/A
Class I Shares – Return Before Taxes	-6.92%	N/A	N/A	N/A	1.80%	N/A
Class R6 Shares – Return Before Taxes	-6.91%	N/A	N/A	N/A	N/A	2.18%
Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	12.81%	6.09%	9.62%	9.82%	3.93%	6.69%
Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or taxes)	11.91%	7.26%	10.40%	10.50%	5.59%	6.99%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Class Y shares and will vary for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for sales charges, account fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Y shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares may be higher than other returns for the same period due to the tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Availability Website Address [Text]	www.madisonfunds.com
Performance Availability Phone [Text]	1-800-877-6089
Madison Small Cap Fund | Small Cap Fund Class Y
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	27.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(28.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020